SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2019, 2018 and 2017:

	2019		2018		2017
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	417,500	11.43	369,500	12.20	279,000	13.03
Granted	525,000	12.19	83,000	14.67	113,000	14.30
Exercised	(65,000)	9.92	—	—	(7,500)	11.78
Forfeited	(42,500)	11.80	(35,000)	10.03	(15,000)	11.78
Options outstanding at end of year	835,000	10.72	417,500	11.43	369,500	12.20

Exercisable at end of year	236,167	9.58	111,500	10.03	85,500	11.43